Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash and banks	R$ 37,029	R$ 59,959
Unrestrictedly available financial investments:
CDB’s / “Operações compromissadas”	3,040,902	2,488,754
Total cash and cash equivalents	R$ 3,077,931	R$ 2,548,713